Form N-1A Cover	Jun. 23, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	AIM FUNDS GROUP (INVESCO FUNDS GROUP)
Entity Central Index Key	0000019034
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 23, 2025
Prospectus Date	Apr. 30, 2025